UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2007


 Check here if Amendment [_]; Amendment Number: ________________
  This Amendment (Check only one.):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated

Address:   11 Martine Avenue, 11th Floor
           White Plains, New York 10606



Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
Title:     President
Phone:     914-683-1002

Signature, Place, and Date of Signing:

  /s/ Shelley F. Greenhaus       White Plains, New York      August 14, 2007
---------------------------      ----------------------      ---------------
       [Signature]                    [City, State]              [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          --------------

Form 13F Information Table Entry Total:            8
                                          --------------

Form 13F Information Table Value Total:        103,705
                                          --------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE






















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


                                                      FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5               COLUMN 6     COLUMN 7         COLUMN 8
      --------             --------       --------   --------     --------               --------     --------         --------
                                                                                                                        VOTING
                             TITLE                     VALUE       SHRS OR   SH/  PUT/   INVESTMENT    OTHER           AUTHORITY
   NAME OF ISSUER          OF CLASS        CUSIP     (x $1000)     PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE  SHARED  NONE
   --------------          --------        -----     ---------     -------   ---  ----   ----------   --------    ----  ------  ----

 ATP OIL & GAS CORP          COM        00208J 10 8    27,110      721,012    SH            SOLE                721,012
------------------------------------------------------------------------------------------------------------------------------------
    COTT CORP QUE            COM        22163N 10 6     7,028      488,400    SH            SOLE                488,400
------------------------------------------------------------------------------------------------------------------------------------
    HUNTSMAN CORP            COM        447011 10 7    15,701      645,860    SH            SOLE                645,860
------------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC       COM NEW      827056 30 0    23,652      891,190    SH            SOLE                891,190
------------------------------------------------------------------------------------------------------------------------------------
    SIX FLAGS INC       NOTE 4.5% 5/1   83001P AJ 8    10,598    9,000,000   PRN            SOLE             9,000,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC         COM        832248 10 8    11,915      388,100    SH            SOLE                388,100
------------------------------------------------------------------------------------------------------------------------------------
   TERRA INDS INC            COM        880915 10 3     2,749      108,127    SH            SOLE                108,127
------------------------------------------------------------------------------------------------------------------------------------
   WALTER INDS INC           COM        93317Q 10 5     4,952      171,000    SH            SOLE                171,000
------------------------------------------------------------------------------------------------------------------------------------







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